EARNINGS PER SHARE - Narrative (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Anti-dilutive securities
Excluded from the computation of diluted EPS (in shares)	1.2	1.6
Options, Restricted Stock and Restricted Stock Units Whose Impacts are Anti-Dilutive Because of Net Loss
Anti-dilutive securities
Excluded from the computation of diluted EPS (in shares)		0.2
Options Whose Exercise Price is Greater than Average Market Price
Anti-dilutive securities
Excluded from the computation of diluted EPS (in shares)	0.3	0.5
Options, Restricted Shares and Restricted Share Units Issuable upon Achievement of Certain Market and Performance Criteria That Has Not Been Met
Anti-dilutive securities
Excluded from the computation of diluted EPS (in shares)	0.9	0.9